Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY: AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

			The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	The Portfolio seeks its objective, under normal circumstances, through investments primarily in equity securities of small capitalization companies that are believed to be undervalued in the marketplace. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in a diversified portfolio of equity investments issued by small capitalization companies. Typically, in choosing stocks, the Portfolio’s subadviser looks for companies using the subadviser's value investment philosophy. The subadviser seeks to identify well-positioned businesses that have attractive returns on capital, sustainable earnings and cash flow, and strong company management focused on long-term returns to shareholders as well as attractive valuation opportunities where the intrinsic value is not reflected in the stock price. Small capitalization companies are defined as companies within the market capitalization range of the Russell 2000® Value Index (measured at the time of investment). Although the Portfolio will invest primarily in publicly traded US securities, including real estate investment trusts (“REITs”), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Portfolio’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of security.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

			Small Sized Company Risk. The shares of small sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.
Risk Lose Money [Text]		rr_RiskLoseMoney	All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

			The table also demonstrates how the Portfolio's average annual returns compare to the returns of one or more secondary indexes which include the stocks of companies with similar investment objectives.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
19.91%	3rd Quarter of 2009	-25.03%	4th Quarter of 2008

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO | AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service Fees (12b-1 Fees)		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees & Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses		rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.10%
1 Year		rr_ExpenseExampleYear01	$ 112
3 Years		rr_ExpenseExampleYear03	352
5 Years		rr_ExpenseExampleYear05	611
10 Years		rr_ExpenseExampleYear10	$ 1,351
2005		rr_AnnualReturn2005	4.98%
2006		rr_AnnualReturn2006	17.24%
2007		rr_AnnualReturn2007	(5.12%)
2008		rr_AnnualReturn2008	(26.64%)
2009		rr_AnnualReturn2009	26.85%
2010		rr_AnnualReturn2010	26.77%
2011		rr_AnnualReturn2011	1.30%
2012		rr_AnnualReturn2012	15.69%
2013		rr_AnnualReturn2013	38.81%
2014		rr_AnnualReturn2014	7.20%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.03%)
1 Year		rr_AverageAnnualReturnYear01	7.20%
5 Years		rr_AverageAnnualReturnYear05	17.19%
10 Years		rr_AverageAnnualReturnYear10	9.16%
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.89%
5 Years		rr_AverageAnnualReturnYear05	15.55%
10 Years		rr_AverageAnnualReturnYear10	7.77%
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.22%
5 Years		rr_AverageAnnualReturnYear05	14.26%
10 Years		rr_AverageAnnualReturnYear10	6.89%

[1]	The Manager has contractually agreed to waive 0.013% of its investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.